Other non-financial assets, non-current - Current and non-current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Other non-financial assets, non-current
Non-current	$ 2,966	₨ 223,618	₨ 254,914
Total		223,618	254,914
Mandatory pre-deposit for tax appeal proceedings		189,267	189,267
Refund claim application with service tax authorities		8,468	8,468
Tax payments related to investigations		25,000	25,000
Amount paid under protest to Goods and Services Tax		₨ 883	₨ 1,483